Individuals With Highest Emoluments - Emoluments by Bands (Detail) - Individual	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Emolument band 1,500,001 - 2,000,000 [member]
Disclosure of transactions between related parties [line items]
Number of individuals			3
Emolument band 2,000,001 - 2,500,000 [member]
Disclosure of transactions between related parties [line items]
Number of individuals	5	5	2